DEBT OUTSTANDING (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
DEBT OUTSTANDING
U.S.Dollar Carrying Value	$ 73,400
Borrowings supported by assets
DEBT OUTSTANDING
U.S.Dollar Carrying Value	24,720
Borrowings supported by assets | U.S. dollar
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	0.18%
Range of Interest Rates, high end of range (as a percent)	10.37%
U.S.Dollar Carrying Value	16,722
Borrowings supported by assets | Euro
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	1.60%
Range of Interest Rates, high end of range (as a percent)	9.25%
U.S.Dollar Carrying Value	3,098
Borrowings supported by assets | Japanese yen
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	0.01%
Range of Interest Rates, high end of range (as a percent)	3.65%
U.S.Dollar Carrying Value	2,856
Borrowings supported by assets | Swiss franc
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	0.78%
Range of Interest Rates, high end of range (as a percent)	3.39%
U.S.Dollar Carrying Value	983
Borrowings supported by assets | Canadian dollar
DEBT OUTSTANDING
Interest Rates (as a percent)	4.90%
U.S.Dollar Carrying Value	418
Borrowings supported by assets | Mexican peso
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	7.98%
Range of Interest Rates, high end of range (as a percent)	8.59%
U.S.Dollar Carrying Value	249
Borrowings supported by assets | Swedish krona
DEBT OUTSTANDING
Interest Rates (as a percent)	2.65%
U.S.Dollar Carrying Value	290
Borrowings supported by assets | Australian dollar
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	4.62%
Range of Interest Rates, high end of range (as a percent)	4.89%
U.S.Dollar Carrying Value	9
Borrowings supported by assets | Great Britain pound
DEBT OUTSTANDING
Interest Rates (as a percent)	1.30%
U.S.Dollar Carrying Value	44
Borrowings supported by assets | Other.
DEBT OUTSTANDING
Range of Interest Rates, low end of range (as a percent)	1.84%
Range of Interest Rates, high end of range (as a percent)	7.28%
U.S.Dollar Carrying Value	$ 51